CLIPPER FUND A PORTFOLIO OF CLIPPER FUNDS TRUST
CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned on behalf of Clipper Fund ("the Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have materially differed from that contained in the Registrant's most recent registration statement. The text of such registration statement was filed electronically.

Dated:  May 1, 2015

CLIPPER FUNDS TRUST

By: /s/ Ryan M. Charles
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Ryan M. Charles, Secretary